Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Research and development expenses	$ 649	$ 1,639	$ 2,710
General and administrative expenses	1,902	2,469	4,371
Other expenses	742		160
Operating loss	3,293	4,108	7,241
Finance income	(630)	(305)	(828)
Finance expenses	872	676	121
Loss continuing operations	3,535	4,479	6,534
Loss from discontinued operations, net		207	2,415
Loss	3,535	4,686	8,949
Attributable to:
Equity holders of the Company (continuing operations)	3,482	4,479	6,534
Equity holders of the Company (discontinued operations)		315	1,989
Non-controlling interests	53	(108)	426
Profit loss	$ 3,535	$ 4,686	$ 8,949
Basic loss per ordinary share attributable to equity holders of the Company:
Loss from continuing operations (in Dollars per share)	$ 0.10	$ 0.60	$ 1.00
Loss from discontinued operations (in Dollars per share)		0.04	0.20
Basic loss per ordinary share to equity holders total (in Dollars per share)	0.10	0.64	1.20
Diluted loss per ordinary share attributable to equity holders of the Company:
Loss from continuing operations (in Dollars per share)	0.11	0.60	1.00
Loss from discontinued operations (in Dollars per share)		0.04	0.20
Diluted loss per ordinary share to equity holders total (in Dollars per share)	0.11	0.64	1.20
Basic loss per ADS attributable to equity holders of the Company:
Loss from continuing operations (in Dollars per share)	13.49	84.00	140.00
Loss from discontinued operations (in Dollars per share)		5.60	28.00
Basic loss per ADS attributable to equity holders total (in Dollars per share)	13.49	89.60	168.00
Diluted loss per ADS attributable to equity holders of the Company:
Loss from continuing operations (in Dollars per share)	14.90	84.00	140.00
Loss from discontinued operations (in Dollars per share)		5.60	28.00
Diluted loss per ADS attributable to equity holders total (in Dollars per share)	$ 14.90	$ 89.60	$ 168.00